Income Taxes - Schedule of Tax Payables (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Income tax payable	$ 2,869,955	$ 3,318,644
VAT and tax payable (receivable)	(103,090)	325,521
Total tax payable	$ 2,766,865	$ 3,644,165